EMPLOYEE POST-RETIREMENT BENEFITS - Net Change in Level III Fair Value (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	CAD 2,636
Plan assets at fair value – end of year	3,562	CAD 2,636
Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	14	13
Purchases and sales	183	(1)
Realized and unrealized gains	2	2
Plan assets at fair value – end of year	199	14
Private Equity Funds
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	14
Plan assets at fair value – end of year	8	14
Private Equity Funds | Significant Unobservable Inputs (Level III)
Net change in the Level III fair value category
Plan assets at fair value – beginning of year	14
Plan assets at fair value – end of year	CAD 8	CAD 14